Pacer Trendpilot US Large Cap ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 97.3%
Advertising - 0.1%
Omnicom Group, Inc.	11,697	$851,775
The Interpublic Group of Cos., Inc.	20,685	731,422
		1,583,197
Aerospace/Defense - 1.5%
General Dynamics Corp.	12,054	2,362,946
Howmet Aerospace, Inc. (a)	20,740	680,687
L3Harris Technologies, Inc.	10,664	2,417,955
Lockheed Martin Corp.	12,799	4,757,004
Northrop Grumman Corp.	8,062	2,926,667
Raytheon Technologies Corp.	79,032	6,871,833
Teledyne Technologies, Inc. (a)	2,456	1,112,003
The Boeing Co. (a)	28,706	6,501,335
TransDigm Group, Inc. (a)	2,833	1,816,208
		29,446,638
Agriculture - 0.8%
Altria Group, Inc.	96,639	4,642,537
Archer-Daniels-Midland Co.	29,765	1,777,566
Philip Morris International, Inc.	80,997	8,106,990
		14,527,093
Airlines - 0.2%
Alaska Air Group, Inc. (a)	6,640	385,319
American Airlines Group, Inc. (a) (b)	33,261	677,859
Delta Air Lines, Inc. (a)	33,177	1,323,762
Southwest Airlines Co. (a)	30,743	1,553,137
United Airlines Holdings, Inc. (a)	16,586	774,898
		4,714,975
Apparel - 0.7%
Hanesbrands, Inc. (b)	19,675	359,266
NIKE, Inc. - Class B	66,089	11,070,568
PVH Corp. (a)	3,998	418,271
Ralph Lauren Corp. - Class A	2,523	286,411
Tapestry, Inc. (a)	14,631	618,891
Under Armour, Inc. - Class A (a)	10,093	206,402
Under Armour, Inc. - Class C (a) (b)	10,595	185,624
VF Corp.	16,675	1,337,335
		14,482,768
Auto Manufacturers - 1.9%
Cummins, Inc.	7,673	1,780,903
Ford Motor Co. (a)	203,229	2,835,044
General Motors Co. (a)	65,958	3,749,053
PACCAR, Inc.	18,033	1,496,559
Tesla Motors, Inc. (a)	40,213	27,634,374
		37,495,933
Auto Parts & Equipment - 0.2%
Aptiv PLC (a)	14,036	2,341,907
BorgWarner, Inc.	12,449	609,752
		2,951,659
Banks - 5.0%
Bank of America Corp.	395,452	15,169,539
Citigroup, Inc.	108,514	7,337,716
Citizens Financial Group, Inc.	22,100	931,736
Comerica, Inc.	7,842	538,432
Fifth Third Bancorp (b)	37,837	1,373,105
First Republic Bank	9,036	1,762,201
Huntington Bancshares, Inc.	76,991	1,084,033
JPMorgan Chase & Co.	157,732	23,940,563
KeyCorp.	50,374	990,353
M&T Bank Corp.	6,666	892,244
Morgan Stanley (b)	78,055	7,491,719
Northern Trust Corp.	10,816	1,220,585
Regions Financial Corp.	51,571	992,742
State Street Corp.	18,301	1,594,749
SVB Financial Group (a)	2,654	1,459,594
The Bank of New York Mellon Corp.	42,883	2,201,184
The Goldman Sachs Group, Inc.	17,875	6,700,980
The PNC Financial Services Group, Inc.	22,040	4,020,316
Truist Financial Corp.	70,081	3,814,509
US Bancorp	71,105	3,949,172
Wells Fargo & Co.	214,977	9,876,043
Zions Bancorp	9,125	475,869
		97,817,384
Beverages - 1.4%
Brown-Forman Corp. - Class B	9,585	679,768
Constellation Brands, Inc. - Class A	8,943	2,006,272
Molson Coors Brewing Co. - Class B (a) (b)	10,085	493,056
Monster Beverage Corp. (a)	19,227	1,813,491
PepsiCo, Inc.	71,746	11,260,535
The Coca-Cola Co.	201,669	11,501,183
		27,754,305
Biotechnology - 1.6%
Amgen, Inc.	30,019	7,250,789
Biogen, Inc. (a)	7,912	2,585,088
Bio-Rad Laboratories, Inc. - Class A (a)	1,127	833,428
Corteva, Inc.	38,713	1,656,142
Gilead Sciences, Inc.	65,328	4,461,249
Illumina, Inc. (a)	7,567	3,751,340
Incyte Corp. (a)	9,565	739,853
Moderna, Inc. (a)	9,700	3,429,920
Regeneron Pharmaceuticals, Inc. (a)	5,549	3,188,511
Vertex Pharmaceuticals, Inc. (a)	13,621	2,745,721
		30,642,041
Building Materials - 0.5%
Carrier Global Corp.	43,389	2,397,242
Fortune Brands Home & Security, Inc.	7,567	737,556
Johnson Controls International PLC	34,632	2,473,417
Martin Marietta Materials, Inc. (b)	3,252	1,181,452
Masco Corp.	13,387	799,338
Vulcan Materials Co.	7,073	1,273,069
		8,862,074
Chemicals - 1.7%
Air Products & Chemicals, Inc.	11,633	3,385,552
Albemarle Corp.	6,066	1,249,839
Celanese Corp. - Class A	5,930	923,716
CF Industries Holdings, Inc.	11,670	551,407
Dow, Inc.	38,777	2,410,378
DuPont de Nemours, Inc.	28,031	2,103,727
Eastman Chemical Co.	7,403	834,466
Ecolab, Inc.	12,920	2,853,124
FMC Corp.	6,916	739,666
International Flavors & Fragrances, Inc.	12,941	1,949,432
Linde PLC	27,184	8,356,090
LyondellBasell Industries NV - Class A	13,621	1,352,974
Mosaic Co.	18,730	584,938
PPG Industries, Inc.	12,334	2,016,856
The Sherwin-Williams Co.	12,609	3,669,597
		32,981,762
Commercial Services - 2.4%
Automatic Data Processing, Inc.	22,256	4,665,525
Cintas Corp.	4,541	1,789,971
Equifax, Inc.	6,559	1,709,276
FleetCor Technologies, Inc. (a)	4,356	1,124,806
Gartner, Inc. (a)	4,681	1,239,201
Global Payments, Inc.	15,366	2,971,938
IHS Markit Ltd.	19,399	2,266,579
MarketAxess Holdings, Inc.	2,031	965,070
Moody's Corp.	8,385	3,152,760
Nielsen Holdings PLC (b)	18,982	449,684
PayPal Holdings, Inc. (a)	60,923	16,786,114
Quanta Services, Inc.	7,673	697,476
Robert Half International, Inc.	6,437	632,178
Rollins, Inc. (b)	11,496	440,642
S&P Global, Inc. (b)	12,542	5,377,006
United Rentals, Inc. (a)	3,737	1,231,528
Verisk Analytics, Inc.	8,619	1,637,093
		47,136,847
Computers - 7.6%
Accenture PLC - Class A	32,961	10,471,050
Apple, Inc.	818,184	119,340,318
Cognizant Technology Solutions Corp. - Class A	27,613	2,030,384
DXC Technology Co. (a)	13,759	550,085
Fortinet, Inc. (a)	7,042	1,917,114
Hewlett Packard Enterprise Co.	69,165	1,002,893
HP, Inc. (b)	65,104	1,879,552
International Business Machines Corp.	46,470	6,550,411
Leidos Holdings, Inc.	7,138	759,626
NetApp, Inc.	11,603	923,483
Seagate Technology Holdings PLC	10,467	920,049
Western Digital Corp. (a)	15,793	1,025,440
		147,370,405
Cosmetics/Personal Care - 1.3%
Colgate-Palmolive Co.	44,109	3,506,666
The Estee Lauder Cos., Inc.	11,822	3,946,538
The Procter & Gamble Co.	128,043	18,211,556
		25,664,760
Distribution/Wholesale - 0.3%
Copart, Inc. (a)	10,895	1,601,565
Fastenal Co. (b)	29,841	1,634,392
LKQ Corp. (a)	14,534	737,600
Pool Corp.	2,130	1,017,757
W.W. Grainger, Inc.	2,304	1,024,312
		6,015,626
Diversified Financial Services - 4.1%
American Express Co. (b)	33,993	5,796,826
Ameriprise Financial, Inc.	6,072	1,563,904
BlackRock, Inc.	7,401	6,417,925
Capital One Financial Corp.	23,860	3,858,162
Cboe Global Markets, Inc.	5,923	701,698
CME Group, Inc.	18,667	3,959,831
Discover Financial Services	15,936	1,981,164
Franklin Resources, Inc. (b)	14,830	438,226
Intercontinental Exchange, Inc.	29,206	3,499,755
Invesco Ltd.	19,762	481,798
MasterCard, Inc. - Class A	45,604	17,600,408
Nasdaq, Inc.	6,181	1,154,178
Raymond James Financial, Inc.	6,669	863,502
Synchrony Financial (b)	28,242	1,327,939
T Rowe Price Group, Inc. (b)	11,838	2,416,846
The Charles Schwab Corp.	77,828	5,288,413
The Western Union Co. (b)	22,535	523,037
Visa, Inc. - Class A (b)	88,220	21,736,526
		79,610,138
Electric - 2.4%
Alliant Energy Corp.	12,732	745,204
Ameren Corp.	13,157	1,104,135
American Electric Power Co., Inc.	25,798	2,273,320
CenterPoint Energy, Inc. (b)	28,709	730,931
CMS Energy Corp.	15,177	937,787
Consolidated Edison, Inc.	17,657	1,302,557
Dominion Energy, Inc.	41,873	3,135,032
DTE Energy Co.	10,380	1,217,782
Duke Energy Corp.	39,947	4,198,829
Edison International	19,695	1,073,377
Entergy Corp.	10,595	1,090,437
Evergy, Inc.	12,217	796,793
Eversource Energy	17,816	1,536,986
Exelon Corp.	50,789	2,376,925
FirstEnergy Corp.	28,757	1,101,968
NextEra Energy, Inc.	101,914	7,939,101
NRG Energy, Inc. (b)	13,621	561,730
Pinnacle West Capital Corp. (b)	6,060	506,313
PPL Corp.	40,865	1,159,340
Public Service Enterprise Group, Inc.	26,945	1,676,787
Sempra Energy	15,710	2,052,512
Southern Co.	54,972	3,511,062
The AES Corp.	35,563	842,843
WEC Energy Group, Inc.	16,730	1,574,962
Xcel Energy, Inc.	27,929	1,906,154
		45,352,867
Electrical Components & Equipment - 0.3%
AMETEK, Inc.	12,280	1,707,534
Emerson Electric Co.	31,197	3,147,465
Generac Holdings, Inc. (a)	3,285	1,377,598
		6,232,597
Electronics - 1.3%
Agilent Technologies, Inc.	15,826	2,425,018
Allegion PLC	4,997	682,590
Amphenol Corp. - Class A	31,491	2,282,783
Fortive Corp.	17,606	1,279,252
Garmin Ltd.	7,567	1,189,532
Honeywell International, Inc.	36,156	8,452,911
Keysight Technologies, Inc. (a)	9,651	1,588,072
Mettler-Toledo International, Inc. (a)	1,230	1,812,663
TE Connectivity Ltd.	17,210	2,537,959
Trimble, Inc. (a)	10,719	916,475
Waters Corp. (a)	3,246	1,265,323
		24,432,578
Energy-Alternate Sources - 0.1%
Enphase Energy, Inc. (a)	6,705	1,271,268

Engineering & Construction - 0.0% (d)
Jacobs Engineering Group, Inc.	6,746	912,397

Entertainment - 0.1%
Caesars Entertainment, Inc. (a)	10,902	952,399
Live Nation Entertainment, Inc. (a)(b)	7,546	595,304
Penn National Gaming, Inc. (a)(b)	6,258	427,922
		1,975,625
Environmental Control - 0.3%
Pentair PLC (b)	8,997	662,809
Republic Services, Inc.	11,356	1,344,096
Waste Management, Inc.	20,248	3,001,969
		5,008,874
Food - 1.0%
Campbell Soup Co. (b)	10,583	462,689
Conagra Brands, Inc. (b)	25,919	868,027
General Mills, Inc.	32,291	1,900,648
Hormel Foods Corp. (b)	14,747	683,966
Kellogg Co. (b)	13,427	850,735
Lamb Weston Holdings, Inc.	7,702	514,263
McCormick & Co., Inc.	13,115	1,103,890
Mondelez International, Inc. - Class A	73,416	4,644,296
Sysco Corp.	26,560	1,970,752
The Hershey Co.	7,593	1,358,236
The JM Smucker Co. (b)	5,677	744,311
The Kraft Heinz Co. (b)	33,297	1,280,936
The Kroger Co. (b)	39,605	1,611,923
Tyson Foods, Inc. - Class A	15,639	1,117,563
		19,112,235
Forest Products & Paper - 0.1%
International Paper Co.	20,865	1,205,162

Gas - 0.1%
Atmos Energy Corp. (b)	6,559	646,652
NiSource, Inc. (b)	19,881	492,452
		1,139,104
Hand/Machine Tools - 0.1%
Snap-On, Inc. (b)	2,952	643,477
Stanley Black & Decker, Inc.	8,385	1,652,264
		2,295,741
Healthcare-Products - 4.1%
Abbott Laboratories	92,138	11,146,855
ABIOMED, Inc. (a)	2,373	776,303
Align Technology, Inc. (a)	3,778	2,628,732
Baxter International, Inc.	26,267	2,031,752
Boston Scientific Corp. (a)	74,055	3,376,908
Danaher Corp.	32,940	9,799,321
DENTSPLY SIRONA, Inc.	11,816	780,329
Edwards Lifesciences Corp. (a)	32,487	3,647,315
Henry Schein, Inc. (a)	7,770	622,766
Hologic, Inc. (a)	13,416	1,006,737
IDEXX Laboratories, Inc. (a)	4,467	3,030,994
Intuitive Surgical, Inc. (a)	6,125	6,072,692
Medtronic PLC	70,125	9,208,114
PerkinElmer, Inc.	5,941	1,082,628
ResMed, Inc.	7,567	2,056,711
STERIS PLC	4,588	999,955
Stryker Corp.	17,011	4,608,960
Teleflex, Inc.	2,523	1,002,716
The Cooper Cos., Inc.	2,523	1,064,126
Thermo Fisher Scientific, Inc.	20,496	11,068,045
West Pharmaceutical Services, Inc.	3,985	1,640,744
Zimmer Biomet Holdings, Inc.	10,998	1,797,293
		79,449,996
Healthcare-Services - 2.1%
Anthem, Inc.	12,712	4,881,535
Catalent, Inc. (a)	8,786	1,052,651
Centene Corp. (a)	30,241	2,074,835
Charles River Laboratories International, Inc. (a)	2,579	1,049,447
DaVita, Inc. (a)	3,737	449,374
HCA Healthcare, Inc.	13,766	3,416,721
Humana, Inc.	6,679	2,844,319
IQVIA Holdings, Inc. (a)	9,716	2,406,653
Laboratory Corp. of American Holdings (a)	5,077	1,503,553
Quest Diagnostics, Inc.	7,286	1,033,155
UnitedHealth Group, Inc.	49,139	20,256,079
Universal Health Services, Inc. - Class B	4,048	649,340
		41,617,662
Home Builders - 0.3%
DR Horton, Inc.	17,214	1,642,732
Lennar Corp. - Class A	14,283	1,501,857
NVR, Inc. (a)	191	997,517
PulteGroup, Inc.	13,636	748,207
		4,890,313
Home Furnishings - 0.1%
Leggett & Platt, Inc.	7,068	339,476
Whirlpool Corp. (b)	3,279	726,430
		1,065,906
Household Products/Wares - 0.3%
Avery Dennison Corp.	4,541	956,698
Church & Dwight Co., Inc.	13,122	1,136,103
Kimberly-Clark Corp.	17,602	2,388,943
The Clorox Co.	6,559	1,186,458
		5,668,202
Housewares - 0.0% (d)
Newell Brands, Inc.	20,478	506,831

Insurance - 3.2%
Aflac, Inc.	33,300	1,831,500
American International Group, Inc.	44,942	2,128,004
Aon PLC (b)	11,729	3,049,892
Arthur J Gallagher & Co.	9,964	1,388,085
Assurant, Inc.	3,010	475,008
Berkshire Hathaway, Inc. - Class B (a)	99,165	27,596,628
Chubb Ltd.	23,424	3,952,566
Cincinnati Financial Corp.	8,145	960,133
Everest Re Group Ltd.	2,083	526,645
Globe Life, Inc.	4,935	459,498
Lincoln National Corp.	9,401	579,290
Loews Corp.	11,785	632,029
Marsh & McLennan Cos., Inc.	26,438	3,892,202
MetLife, Inc.	39,074	2,254,570
Principal Financial Group, Inc.	13,655	848,385
Prudential Financial, Inc.	20,673	2,073,088
The Allstate Corp.	15,725	2,045,036
The Hartford Financial Services Group, Inc.	18,617	1,184,413
The Progressive Corp. (b)	30,471	2,899,620
The Travelers Cos., Inc.	13,115	1,953,086
Unum Group	11,055	302,907
W R Berkley Corp.	7,300	534,141
Willis Towers Watson PLC	6,821	1,405,672
		62,972,398
Internet - 11.8%
Alphabet, Inc. - Class A (a)	15,639	42,139,755
Alphabet, Inc. - Class C (a)	14,880	40,241,770
Amazon.com, Inc. (a)	22,319	74,268,481
Booking Holdings, Inc. (a)	2,137	4,654,942
CDW Corp.	7,567	1,387,409
eBay, Inc.	33,634	2,294,175
Etsy, Inc. (a)(b)	6,552	1,202,357
Expedia Group, Inc. (a)	7,202	1,158,586
F5 Networks, Inc. (a)	3,402	702,547
Facebook, Inc. - Class A (a)	125,082	44,566,717
Netflix, Inc. (a)	23,020	11,914,461
NortonLifeLock, Inc.	30,886	766,590
Twitter, Inc. (a) (b)	41,223	2,875,304
VeriSign, Inc. (a)	5,183	1,121,446
		229,294,540
Iron/Steel - 0.1%
Nucor Corp.	15,521	1,614,494

Leisure Time - 0.1%
Carnival Corp. (a)(b)	35,476	768,055
Norwegian Cruise Line Holdings Ltd. (a) (b)	18,870	453,446
Royal Caribbean Cruises Ltd. (a) (b)	11,401	876,395
		2,097,896
Lodging - 0.3%
Hilton Worldwide Holdings, Inc. (a)	14,455	1,900,110
Las Vegas Sands Corp. (a)	17,075	723,126
Marriott International, Inc. - Class A (a)	13,815	2,016,714
MGM Resorts International	21,750	816,277
Wynn Resorts Ltd. (a) (b)	5,242	515,446
		5,971,673
Machinery-Construction & Mining - 0.3%
Caterpillar, Inc.	28,362	5,863,844

Machinery-Diversified - 0.8%
Deere & Co.	16,308	5,896,810
Dover Corp.	7,636	1,276,128
IDEX Corp.	4,081	925,122
Ingersoll Rand, Inc. (a)	18,667	912,256
Otis Worldwide Corp.	21,677	1,941,175
Rockwell Automation, Inc.	6,039	1,856,510
Westinghouse Air Brake Technologies Corp.	9,585	813,479
Xylem, Inc.	9,585	1,206,272
		14,827,752
Media - 2.1%
Charter Communications, Inc. - Class A (a) (b)	7,372	5,485,137
Comcast Corp. - Class A	237,678	13,982,597
Discovery, Inc. (a) (b)	15,059	408,249
Discovery, Inc. - Class A (a) (b)	8,577	248,819
DISH Network Corp. - Class A (a)	13,621	570,584
Fox Corp. - Class A (b)	17,401	620,520
Fox Corp. - Class B	8,789	292,146
News Corp. - Class A (b)	20,685	509,471
News Corp. - Class B	6,559	154,202
ViacomCBS, Inc.	29,528	1,208,581
Walt Disney Co. (a)	94,490	16,632,130
		40,112,436
Mining - 0.3%
Freeport-McMoRan, Inc.	75,851	2,889,923
Newmont Goldcorp Corp.	41,632	2,615,322
		5,505,245
Miscellaneous Manufacturing - 1.3%
3M Co.	30,104	5,958,786
A O Smith Corp.	7,502	527,616
Eaton Corp. PLC	20,846	3,294,710
General Electric Co.	455,921	5,904,177
Illinois Tool Works, Inc.	14,975	3,394,383
Parker-Hannifin Corp.	6,811	2,125,236
Textron, Inc.	12,250	845,373
Trane Technologies PLC	12,416	2,528,022
		24,578,303
Office/Business Equipment - 0.1%
Zebra Technologies Corp. - Class A (a)	2,765	1,527,607

Oil & Gas - 2.1%
APA Corp.	20,112	377,100
Cabot Oil & Gas Corp. (b)	21,904	350,464
Chevron Corp.	100,764	10,258,783
ConocoPhillips	70,435	3,948,586
Devon Energy Corp.	30,775	795,226
Diamondback Energy, Inc.	8,674	669,026
EOG Resources, Inc.	30,350	2,211,301
Exxon Mobil Corp.	220,845	12,714,047
Hess Corp.	13,716	1,048,451
Marathon Oil Corp.	42,883	497,014
Marathon Petroleum Corp.	33,839	1,868,589
Occidental Petroleum Corp. (b)	43,610	1,138,221
Phillips 66	22,703	1,667,081
Pioneer Natural Resources Co.	12,067	1,754,180
Valero Energy Corp. (b)	21,249	1,423,045
		40,721,114
Oil & Gas Services - 0.2%
Baker Hughes Co.	37,879	804,550
Halliburton Co.	46,889	969,664
NOV, Inc. (a)	20,601	284,500
Schlumberger Ltd.	73,818	2,128,173
		4,186,887
Packaging & Containers - 0.2%
Amcor PLC	81,225	938,961
Ball Corp.	17,046	1,378,680
Packaging Corp. of America	5,063	716,415
Sealed Air Corp.	8,380	475,565
Westrock Co.	13,621	670,289
		4,179,910
Pharmaceuticals - 5.2%
AbbVie, Inc.	91,826	10,679,364
AmerisourceBergen Corp.	7,639	933,257
AstraZeneca PLC - ADR	1	35
Becton Dickinson and Co.	15,108	3,863,871
Bristol-Myers Squibb Co.	116,530	7,908,891
Cardinal Health, Inc.	15,657	929,713
Cigna Corp.	18,304	4,200,585
CVS Health Corp.	68,165	5,614,069
DexCom, Inc. (a) (b)	4,999	2,577,035
Eli Lilly & Co.	41,366	10,072,621
Johnson & Johnson	136,717	23,542,667
McKesson Corp.	8,280	1,687,712
Merck & Co., Inc.	131,598	10,115,938
Organon & Co. (a)	13,159	381,743
Perrigo Co. PLC (b)	7,415	356,142
Pfizer, Inc.	290,061	12,417,511
Viatris, Inc.	64,287	904,518
Zoetis, Inc.	24,721	5,010,947
		101,196,619
Pipelines - 0.2%
DT Midstream, Inc. (a)	5,190	220,056
Kinder Morgan, Inc.	101,258	1,759,864
ONEOK, Inc.	23,135	1,202,326
Williams Cos., Inc.	64,853	1,624,568
		4,806,814
Real Estate - 0.1%
CBRE Group, Inc. - Class A (a)	17,778	1,714,866

Retail - 5.1%
Advance Auto Parts, Inc.	3,560	754,934
AutoZone, Inc. (a)	1,162	1,886,588
Best Buy Co., Inc.	12,201	1,370,782
CarMax, Inc. (a) (b)	8,668	1,161,079
Chipotle Mexican Grill, Inc. (a) (b)	1,491	2,778,389
Costco Wholesale Corp.	23,006	9,886,138
Darden Restaurants, Inc.	6,990	1,019,701
Dollar General Corp.	12,717	2,958,483
Dollar Tree, Inc. (a)	12,613	1,258,651
Domino's Pizza, Inc.	2,098	1,102,478
Genuine Parts Co.	7,638	969,415
L Brands, Inc.	12,612	1,009,843
Lowe's Cos., Inc.	36,899	7,110,068
McDonald's Corp.	38,796	9,416,177
O'Reilly Automotive, Inc. (a)	3,627	2,190,128
Ross Stores, Inc.	18,534	2,273,936
Starbucks Corp.	61,199	7,431,395
Target Corp.	26,034	6,796,176
The Gap, Inc.	11,552	336,972
The Home Depot, Inc.	55,999	18,378,312
The TJX Cos., Inc.	62,425	4,295,464
Tractor Supply Co.	6,047	1,094,084
Ulta Beauty, Inc. (a)	2,924	981,879
Walgreens Boots Alliance, Inc.	37,290	1,758,224
Walmart, Inc.	72,114	10,279,851
Yum! Brands, Inc.	15,632	2,053,888
		100,553,035
Savings & Loans - 0.0% (d)
People's United Financial, Inc.	23,783	373,393

Semiconductors - 5.5%
Advanced Micro Devices, Inc. (a)	62,496	6,636,450
Analog Devices, Inc. (b)	19,183	3,211,618
Applied Materials, Inc.	47,737	6,679,838
Broadcom, Inc.	21,200	10,290,480
Intel Corp.	211,297	11,350,875
IPG Photonics Corp. (a)	1,907	416,031
KLA Corp.	8,008	2,788,065
Lam Research Corp.	7,454	4,751,254
Maxim Integrated Products, Inc.	13,927	1,391,447
Microchip Technology, Inc.	13,994	2,002,821
Micron Technology, Inc. (a)	58,149	4,511,200
Monolithic Power Systems, Inc.	2,304	1,035,095
NVIDIA Corp. (b)	130,147	25,377,364
NXP Semiconductors NV	14,439	2,980,065
Qorvo, Inc. (a)	5,880	1,114,789
QUALCOMM, Inc.	59,044	8,844,791
Skyworks Solutions, Inc.	8,577	1,582,542
Teradyne, Inc.	8,916	1,132,332
Texas Instruments, Inc.	47,879	9,126,695
Xilinx, Inc.	12,759	1,911,809
		107,135,561
Shipbuilding - 0.0% (d)
Huntington Ingalls Industries, Inc.	2,302	472,209

Software - 10.3%
Activision Blizzard, Inc.	40,283	3,368,464
Adobe, Inc. (a)	24,907	15,482,938
Akamai Technologies, Inc. (a)	8,577	1,028,554
ANSYS, Inc. (a)	4,541	1,673,177
Autodesk, Inc. (a)	11,455	3,678,544
Broadridge Financial Solutions, Inc.	6,172	1,070,780
Cadence Design System, Inc. (a)	14,530	2,145,355
Cerner Corp.	15,914	1,279,326
Citrix Systems, Inc.	6,203	624,952
Electronic Arts, Inc.	14,946	2,151,626
Fidelity National Information Services, Inc.	32,299	4,814,166
Fiserv, Inc. (a)	31,043	3,573,360
Intuit, Inc.	14,247	7,550,483
Jack Henry & Associates, Inc. (b)	4,161	724,388
Microsoft Corp.	392,277	111,763,640
MSCI, Inc.	4,310	2,568,588
Oracle Corp.	96,421	8,402,126
Paychex, Inc. (b)	17,009	1,935,964
Paycom Software, Inc. (a)	2,523	1,009,200
PTC, Inc. (a)	5,460	739,557
Roper Technologies, Inc.	5,549	2,726,446
salesforce.com, Inc. (a)	47,741	11,549,980
ServiceNow, Inc. (a)	10,204	5,998,830
Synopsys, Inc. (a)	8,078	2,326,383
Take-Two Interactive Software, Inc. (a)	6,054	1,049,885
Tyler Technologies, Inc. (a)	2,176	1,071,985
		200,308,697
Telecommunications - 2.3%
Arista Networks, Inc. (a)	2,898	1,102,370
AT&T, Inc.	370,824	10,401,613
Cisco Systems, Inc.	219,507	12,154,103
Corning, Inc.	39,930	1,671,470
Juniper Networks, Inc.	17,773	500,132
Lumen Technologies, Inc. (b)	52,458	654,151
Motorola Solutions, Inc.	8,772	1,964,226
T-Mobile US, Inc. (a)	30,381	4,375,472
Verizon Communications, Inc.	215,196	12,003,633
		44,827,170
Textiles - 0.0% (d)
Mohawk Industries, Inc. (a)	3,279	639,077

Toys/Games/Hobbies - 0.0% (d)
Hasbro, Inc.	6,701	666,347

Transportation - 1.6%
CH Robinson Worldwide, Inc. (b)	7,337	654,240
CSX Corp.	119,003	3,846,177
Expeditors International of Washington, Inc.	9,106	1,167,845
FedEx Corp.	12,703	3,556,205
JB Hunt Trasport Services, Inc.	4,361	734,611
Kansas City Southern	4,704	1,259,731
Norfolk Southern Corp.	13,098	3,377,057
Old Dominion Freight Line, Inc.	5,166	1,390,429
Union Pacific Corp.	34,811	7,615,254
United Parcel Service, Inc. - Class B	37,490	7,174,086
		30,775,635
Water - 0.1%
American Water Works Co., Inc.	9,585	1,630,504
TOTAL COMMON STOCKS (Cost $1,337,240,383)		1,889,748,989

REAL ESTATE INVESTMENT TRUSTS - 2.5%
Alexandria Real Estate Equities, Inc.	6,559	1,320,589
American Tower Corp.	23,102	6,533,246
AvalonBay Communities, Inc.	7,267	1,655,641
Boston Properties, Inc.	7,567	888,214
Crown Castle International Corp.	22,210	4,288,529
Digital Realty Trust, Inc.	14,631	2,255,515
Duke Realty Corp.	19,632	998,876
Equinix, Inc.	4,565	3,745,172
Equity Residential	17,808	1,498,187
Essex Property Trust, Inc.	3,401	1,115,868
Extra Space Storage, Inc.	6,906	1,202,611
Federal Realty Investment Trust (b)	3,643	428,162
Healthpeak Properties, Inc.	27,997	1,035,049
Host Hotels & Resorts, Inc. (a)	38,663	615,902
Iron Mountain, Inc. (b)	15,478	677,317
Kimco Realty Corp. (b)	22,491	479,733
Mid-America Apartment Communities, Inc.	6,119	1,181,579
Prologis, Inc.	38,461	4,924,546
Public Storage	8,081	2,525,151
Realty Income Corp. (b)	19,431	1,365,805
Regency Centers Corp.	8,958	585,943
SBA Communications Corp.	5,662	1,930,685
Simon Property Group, Inc. (b)	17,078	2,160,709
UDR, Inc. (b)	15,639	859,989
Ventas, Inc. (b)	19,812	1,184,361
Vornado Realty Trust (b)	8,577	373,099
Welltower, Inc.	21,684	1,883,472
Weyerhaeuser Co.	39,788	1,342,049
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $37,910,078)		49,055,999
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$1,902,843	1,902,843
		1,902,843
TOTAL SHORT-TERM INVESTMENTS (Cost $1,902,843)
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	125,452,069	125,452,069
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $125,452,069)		125,452,069

Total Investments (Cost $1,502,505,373) - 106.4%		2,066,159,900
Liabilities in Excess of Other Assets - (6.4)%		(124,785,547)
TOTAL NET ASSETS - 100.0%		$1,941,374,353

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2021. The total value of securities on loan is $122,431,795 or 6.3% of net assets.
(c)	The rate shown is as of July 31, 2021.
(d)	Less than 0.05%.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 1,889,748,989	$ -	$ -	$ -	$ 1,889,748,989
Real Estate Investment Trusts	49,055,999	-	-	-	49,055,999
Short-Term Investments	1,902,843	-	-	-	1,902,843
Investments Purchased with Proceeds from Securities Lending	-	-	-	125,452,069	125,452,069
Total Investments in Securities	$ 1,940,707,831	$ -	$ -	$ 125,452,069	$ 2,066,159,900
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.